Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income before income taxes	$ 14,620,087	$ 14,084,733	$ 8,126,035
Adjustments for:
Share of loss of the investment accounted trougth the equity method	9,685
Depreciation and amortization	2,069,157	2,059,237	1,993,342
Loss on disposal of land			15,766
Interest income	(1,349,317)	(450,261)	(202,146)
Interest expense	1,125,862	855,519	842,386
Exchange loss	1,608,954	579,387	264,833
Exchange gain	(771,746)	(371,228)	(373,434)
Working capital variations:
Accounts receivable	161,248	(1,016,389)	(760,499)
Recoverable taxes and other current assets	(23,262)	(686,745)	(308,953)
Trade accounts payable and other liabilities	(240,795)	741,374	1,619,104
Total adjustments to reconcile profit (loss)	17,209,873	15,795,627	11,216,434
Income taxes paid	(3,764,682)	(2,277,190)	(869,409)
Net cash flows generated from operating activities	13,445,191	13,518,437	10,347,025
Investing activities
Improvements to assets under concession and acquisition of furniture and equipment	(1,371,000)	(2,775,773)	(3,692,485)
Investment accounted by the equity method (Note 17.2e)	(305,885)
Reimbursement of investment in joint venture	6,802
Collection for disposal of land			286,283
Loans (obtained) granted	47,922	(35,100)	(105,000)
Interest received	1,202,286	385,852	201,842
Restricted cash	(210,594)	(122,025)	(118,206)
Investment in financial instruments (Note 6.4)	(1,818,949)
Net cash flows used in investing activities	(2,449,418)	(2,547,046)	(3,427,566)
Financing activities
Bank loans received			4,650,000
Restricted cash	15,922	(1,175,622)
Obtainment of long-term debt		3,947,522
Bank loans paid	(1,475,000)	(1,498,076)	(4,429,334)
Lease payments - Principal portion	(5,186)	(7,078)	(6,216)
Long-term debt paid	(200,535)	(222,568)	(220,961)
Interest paid	(1,067,106)	(1,079,621)	(908,698)
Capital reduction (non-controlling interest) and dividends paid (non-controlling interest)	(605,500)	(1,585,960)
Dividends paid	(5,979,000)	(4,509,000)	(2,463,000)
Net cash flows (used) from financing activities	(9,316,405)	(6,130,403)	(3,378,209)
Increase in cash and cash equivalents	1,679,368	4,840,988	3,541,250
Cash and cash equivalents at the beginning of the year	13,174,991	8,770,062	5,192,628
Exchange gain (loss) on cash and cash equivalents	(981,462)	(436,059)	36,184
Cash and cash equivalents at the end of the year	$ 13,872,897	$ 13,174,991	$ 8,770,062